GENERAL INFORMATION AND BASIS OF PREPARATION	6 Months Ended
Jun. 27, 2025
Corporate information and statement of IFRS compliance [abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola Europacific Partners plc (the Company) and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe and the Asia Pacific region, making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages.
On 23 February 2024, the Group together with Aboitiz Equity Ventures Inc. (AEV) jointly acquired 100% of Coca-Cola Beverages Philippines, Inc. (CCBPI) (the Acquisition), a wholly owned subsidiary of The Coca-Cola Company (TCCC). Refer to Note 4 of the 2024 consolidated financial statements for further details about the acquisition of CCBPI.
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 9717350. The Group’s Shares are listed and traded on Euronext Amsterdam, the NASDAQ Global Select Market, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
These condensed consolidated interim financial statements do not constitute statutory accounts as defined by Section 434 of the Companies Act 2006 (the Act). They have been reviewed but not audited by the Group’s auditor. The statutory accounts for the Company for the year ended 31 December 2024, which were prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB), have been delivered to the Registrar of Companies for England and Wales. The auditor’s opinion on those accounts was unqualified and did not contain a statement made under section 498 (2) or 498 (3) of the Companies Act 2006.
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the U.K. adopted International Accounting Standard 34, "Interim Financial Reporting" and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority, the International Accounting Standard 34, "Interim Financial Reporting" as adopted by the European Union, the International Accounting Standard 34, "Interim Financial Reporting" as issued by the International Accounting Standards Board and should be read in conjunction with our 2024 consolidated financial statements. The annual financial statements of the Group for the year ended 31 December 2025 will be prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
The accounting policies applied in these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements as at and for the year ended 31 December 2024. The Group has not early adopted any standards, amendments to accounting standards or interpretations that have been issued but are not yet effective. The policy for recognising income taxes in the interim period is consistent with that applied in previous interim periods and is described in Note 11.
Lack of exchangeability - Amendments to IAS 21 (The Effects of Changes in Foreign Exchange Rates) apply for the first time in 2025, but do not have a material impact on the condensed consolidated interim financial statements of the Group.
The condensed consolidated interim financial statements have been prepared on a going concern basis (refer to the “Going Concern” paragraph on page 29).
Reporting periods
Results are presented for the interim period from 1 January 2025 to 27 June 2025.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday nearest to the end of the interim calendar period. There are two less selling days between the six months ended 27 June 2025 versus the six months ended 28 June 2024, and there will be one more selling day in the second six months of 2025 versus the second six months of 2024 (based upon a standard five-day selling week).
The following table summarises the number of selling days for the half/full years ended 31 December 2025 and 31 December 2024 (based on a standard five-day selling week):

	Half year	Full year
2025	128	261
2024	130	262
Change	(2)	(1)
Comparability
Operating results for the first half of 2025 may not be indicative of the results expected for the year ended 31 December 2025 as sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the six month period ended		Closing as at
	27 June 2025	28 June 2024	27 June 2025	31 December 2024
British pound	1.187	1.169	1.172	1.206
US dollar	0.920	0.925	0.855	0.957
Norwegian krone	0.086	0.087	0.085	0.084
Swedish krona	0.090	0.088	0.090	0.087
Icelandic krona	0.007	0.007	0.007	0.007
Australian dollar	0.582	0.609	0.558	0.597
Indonesian rupiah[1]	0.056	0.058	0.053	0.059
New Zealand dollar	0.532	0.563	0.517	0.541
Papua New Guinean kina	0.227	0.245	0.211	0.237
Philippine peso[2]	0.016	0.016	0.015	0.017
[1] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.
[2] For the six month period ended 28 June 2024, the Philippine peso average rate is calculated as average from 23 February 2024 to 28 June 2024.